PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	10-50 years
Production equipment	5-40 years
Vehicles, furniture and fixtures and other equipment	3-20 years
Property, plant and equipment, net

	Year ended December 31, 2022
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value at January 1, 2022	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Opening net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578
Translation differences	139	325	123	23	9	—	—	619
Impairment charge (note 3 (f))	—	(53,635)	(45,365)	—	—	—	—	(99,000)
Additions	5,342	2,423	913	2,337	433,269	28,983	13,961	487,228
Capitalized borrowing costs	—	—	—	—	403	—	—	403
Disposals / Consumptions	(953)	(1,133)	(1,056)	(842)	(1,162)	(22,210)	(1,039)	(28,395)
Indexation	—	—	—	—	—	—	17,945	17,945
Transfers	8,699	144,914	273,885	18,660	(448,499)	—	—	(2,341)
Depreciation charge	—	(147,863)	(328,574)	(19,414)	—	(1,073)	(49,226)	(546,150)

Closing net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Values at the end of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value at December 31, 2022	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

	Year ended December 31, 2021
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at January 1, 2021	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Opening net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681
Translation differences	(70)	(161)	(43)	(11)	(18)	—	—	(303)
Additions	—	1,874	282	1,285	418,736	38,800	13,758	474,735
Capitalized borrowing costs	—	—	—	—	6,294	—	—	6,294
Disposals / Consumptions	—	(7,439)	(801)	(1,276)	(1,915)	(15,150)	(1,995)	(28,576)
Indexation	—	—	—	—	—	—	4,523	4,523
Transfers	2,053	461,377	585,186	13,884	(1,063,377)	—	—	(877)
Depreciation charge	—	(135,822)	(328,383)	(17,934)	—	(2,607)	(44,153)	(528,899)

Closing net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Values at the end of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value at December 31, 2021	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Disclosure of quantitative information about right-of-use assets	Right-of-use assets

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	—	245,300	119,497	174	364,971
Accumulated depreciation	—	(87,103)	(49,321)	(44)	(136,468)

Net book value at January 1, 2022	—	158,197	70,176	130	228,503

Opening net book value	—	158,197	70,176	130	228,503
Additions	1,339	6,445	6,163	14	13,961
Disposal/Derecognition	—	—	(1,039)	—	(1,039)
Indexation	—	14,585	3,360	—	17,945
Depreciation charge	(4)	(31,606)	(17,534)	(82)	(49,226)

Closing net book value	1,335	147,621	61,126	62	210,144

Values at the end of the year
Cost	1,339	266,330	127,764	187	395,620
Accumulated depreciation	(4)	(118,709)	(66,638)	(125)	(185,476)

Net book value at December 31, 2022	1,335	147,621	61,126	62	210,144

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	—	239,211	109,792	—	349,003
Accumulated depreciation	—	(58,052)	(34,581)	—	(92,633)

Net book value at January 1, 2021	—	181,159	75,211	—	256,370

Opening net book value	—	181,159	75,211	—	256,370
Additions	—	2,732	10,852	174	13,758
Disposal/Derecognition	—	(353)	(1,642)	—	(1,995)
Indexation	—	4,027	496	—	4,523
Depreciation charge	—	(29,368)	(14,741)	(44)	(44,153)

Closing net book value	—	158,197	70,176	130	228,503

Values at the end of the year
Cost	—	245,300	119,497	174	364,971
Accumulated depreciation	—	(87,103)	(49,321)	(44)	(136,468)

Net book value at December 31, 2021	—	158,197	70,176	130	228,503